Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0002077714
Registrant Name	KLA-iBotics Holdings Limited
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A